Chapter 11 Filing	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Financial Statement Presentation While in Chapter 11 [Abstract]
Chapter 11 Filing

2. Chapter 11 Filing

On December 29, 2015, the Company filed a voluntary petition for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy Code. The filing was made in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) (Case No. 15-12628 (LSS) (the “Bankruptcy Case”). The Company’s Plan of Reorganization filed with the Bankruptcy Court (the “Plan”) became effective June 30, 2016 and the Company emerged from its Chapter 11 bankruptcy proceedings.

The reconciliation of certain proofs of claim filed against the Company in the Bankruptcy Case, including certain General Unsecured Claims, Convenience Class Claims and Other Subordinated Claims, is complete.  As a result of its examination of the claims, the Company asked the Bankruptcy Court to disallow, reduce, reclassify, subordinate or otherwise adjudicate certain claims the Company believes are subject to objection or otherwise improper.  On July 11, 2018, the Company filed an objection to the remaining claims. By objection, the Company sought to disallow in their entirety the remaining claims totaling approximately $0.5 million. On September 17, 2018 the Bankruptcy Court issued a Final Decree and Order to close the Bankruptcy Case and terminate the remaining claims and noticing services.

For the three and nine months ended September 30, 2019 and 2018, Reorganization items, net consisted of the following charges related to the bankruptcy proceedings:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Legal fees	$-	$32	$-	$85
Professional fees	-	8	-	21
Total reorganization items, net	$-	$40	$-	$106

There were no cash payments for reorganization for the three and nine months ended September 30, 2019. Cash payments for reorganization items totaled $0.1 million and $0.2 million for the three and nine months ended September 30, 2018, respectively.

2. Chapter 11 Filing

On December 29, 2015, the Company filed a voluntary petition for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy Code. The filing was made in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) (Case No. 15-12628 (LSS) (the “Bankruptcy Case”).

Plan of Reorganization

On May 9, 2016, the Company filed with the Bankruptcy Court a Plan of Reorganization and related amended disclosure statement (the “Plan”) pursuant to Chapter 11 of the Bankruptcy Code. On June 16, 2016, the Bankruptcy Court entered an order confirming the Plan.

The Plan became effective on June 30, 2016 (the “Effective Date”) and the Company emerged from its Chapter 11 bankruptcy proceedings.

Bankruptcy Claims Administration

The reconciliation of certain proofs of claim filed against the Company in the Bankruptcy Case, including certain General Unsecured Claims, Convenience Class Claims and Other Subordinated Claims, is complete.  As a result of its examination of the claims, the Company asked the Bankruptcy Court to disallow, reduce, reclassify, subordinate or otherwise adjudicate certain claims the Company believes are subject to objection or otherwise improper.  On July 11, 2018, the Company filed an objection to the remaining claims. By objection, the Company sought to disallow in their entirety the remaining claims totaling approximately $0.5 million. On September 17, 2018 the Bankruptcy Court issued a Final Decree and Order to close the Bankruptcy Case and terminate the remaining claims and noticing services.

Financial Reporting in Reorganization

The Company applied Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) 852, Reorganizations, which is applicable to companies under bankruptcy protection, and requires amendments to the presentation of key financial statement line items. It requires that the financial statements for periods subsequent to the Chapter 11 filing distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Revenues, expenses, realized gains and losses, and provisions for losses that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the Condensed Consolidated Statements of Operations and Comprehensive Loss. The balance sheet must distinguish pre-petition liabilities subject to compromise from both those pre-petition liabilities that are not subject to compromise and from post-petition liabilities. Liabilities that may be subject to a plan of reorganization must be reported at the amounts expected to be allowed in the Company’s Chapter 11 case, even if they may be settled for lesser amounts as a result of the plan of reorganization or negotiations with creditors.

For the twelve months ended December 31, 2017, the Company wrote off approximately $0.2 million in claims that had been reduced or for which a settlement had been reached at a lower amount than had been previously accrued. Remaining amounts were paid based on terms of the Plan.

For the years ended December 31, 2018 and 2017, Reorganization items, net consisted of the following charges:

	Year ended December 31,
	2018	2017
Legal fees	$119	$297
Professional fees	26	34
Total reorganization items, net	$145	$331

Cash payments for reorganization items totaled $0.2 million and $0.9 million for the years ended December 31, 2018 and 2017, respectively.